Note 8 - Other Payables (Details) - Other Payables	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Other Payables [Abstract]
Social welfare accrual	¥ 11,561,944	$ 1,784,857	¥ 11,629,721
Payable of proceeds from exercise of stock options by employees	12,472,892	1,924,997
Payroll taxes payable for exercise of stock options by employees	5,626,919	865,980
Expenses payable to employees	707,357	109,683	2,072,380
Payroll taxes payable	3,881,652	601,890	2,750,666
Customer deposits	3,128,160	482,904	1,234,676
Miscellaneous payable	399,362	61,651	290,578
Total other payables	¥ 37,778,286	$ 5,831,962	¥ 17,978,021